Consolidated Statements of Comprehensive Income (Loss) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
Total revenue from external customers (Notes 2,4, 35, 45, 47)	₩ 70,546,024	₩ 60,012,375	₩ 57,926,634
Sales of goods	69,184,469	58,800,977	56,685,109
Sales of construction services (Note 20)	646,953	754,998	812,175
Sales of services	714,602	456,400	429,350
Cost of sales	(100,903,594)	(63,644,290)	(51,804,179)
Cost of sales (Notes 2,14,25,43 and 47)	(99,441,768)	(62,164,425)	(50,352,898)
Cost of sales of construction services	(941,254)	(898,963)	(1,009,430)
Cost of sales of services	(520,572)	(580,902)	(441,851)
Selling and administrative expenses (Notes 25,36,43 and 47)	(3,009,422)	(2,875,796)	(2,678,443)
Gross profit (loss)	(30,357,570)	(3,631,915)	6,122,455
Other income (Note 28 and 37)	1,095,489	1,034,133	1,036,448
Other expenses (Note 37)	(212,150)	(257,932)	(417,720)
Other gains (losses), net (Note 38)	243,122	8,519	35,094
Operating profit (loss) (Note 4)	(32,240,531)	(5,722,991)	4,097,834
Finance income (Notes 5,12 and 39)	1,833,312	1,402,614	1,510,249
Finance expenses (Notes 5,12 and 40)	(4,746,791)	(3,245,777)	(2,896,443)
Gain on valuation of investments in associates and joint ventures	1,393,486	775,588	398,972
Gain on disposal of investments in associates and joint ventures	11,091	1,844	10,165
Loss on valuation of investments in associates and joint ventures	(55,193)	(218,532)	(119,848)
Loss on disposal of investments in associates and joint ventures	(1,675)	(64,119)	(16)
Loss on impairment of investments in associates and joint ventures	(5,174)	0	(1,556)
Loss on disposal of investments in subsidiaries	(32,144)	(197)	(6,610)
Profit (loss) related to associates, joint ventures and subsidiaries (Notes 4,16 and 17)	1,310,391	494,584	281,107
Profit (loss) before income tax	(33,843,619)	(7,071,570)	2,992,747
Income tax benefit (expense) (Note 41)	9,414,511	1,855,989	(899,064)
Profit (loss) for the year	(24,429,108)	(5,215,581)	2,093,683
Other comprehensive income (loss), net of tax (Notes 5,12,25,31 and 34)	1,246,869	599,614	(219,841)
Items that will not be reclassified subsequently to profit or loss:
Remeasurements of defined benefit liability (Notes 25 and 31)	663,095	210,409	(69,804)
Share of other comprehensive income of associates and joint ventures	12,305	3,609	3,181
Net change in fair value of financial assets at fair value through other comprehensive income (loss)	58,010	59,024	(8,532)
Items that may be reclassified subsequently to profit or loss:
Net change in the unrealized fair value of derivatives using cash flow hedge accounting (Notes 5, 12 and 34)	(24,415)	(15,778)	64,561
Foreign currency translation of foreign operations (Note 34)	28,387	41,189	(76,442)
Share of other comprehensive income (loss) of associates and joint ventures	509,487	301,161	(132,805)
Total comprehensive income (loss) for the year	(23,182,239)	(4,615,967)	1,873,842
Profit (loss) attributable to:
Owners of the controlling company (Note 44)	(24,466,853)	(5,304,522)	1,992,077
Non-controlling interests	37,745	88,941	101,606
Profit (loss) for the year	(24,429,108)	(5,215,581)	2,093,683
Total comprehensive income (loss) attributable to:
Owners of the controlling company	(23,273,171)	(4,743,513)	1,803,554
Non-controlling interests	90,932	127,546	70,288
Total comprehensive income (loss) for the year	₩ (23,182,239)	₩ (4,615,967)	₩ 1,873,842
Earnings (loss) per share (in won) ((Notes 2 and 44)
Basic earnings (loss) per share	₩ (38,112)	₩ (8,263)	₩ 3,102
Diluted earnings (loss) per share	₩ (38,112)	₩ (8,263)	₩ 3,102